Supplemental Oil and Gas Reserve Information - Developed and Undeveloped Oil and Gas Reserve (Details) MMBbls in Millions	May 03, 2021 MMBbls	Dec. 31, 2019 MMBoe MBbls Bcf
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume) | MMBbls	583.5
Proved developed reserves (energy) | MMBoe		129,200,000
Proved underdeveloped reserves | MMBbls	22.6
Proved undeveloped reserves (energy) | MMBoe		53,300,000
Oil
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume)		85,400,000
Proved underdeveloped reserves		34,300,000
Natural Gas Liquids
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume)		0
Proved underdeveloped reserves		0
Natural Gas
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume) | Bcf		262,700,000
Proved underdeveloped reserves | Bcf		113,500,000
Pro Forma
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (energy) | MMBoe		178,900,000
Proved undeveloped reserves (energy) | MMBoe		53,400,000
Pro Forma | Oil
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume)		113,300,000
Proved underdeveloped reserves		34,000,000.0
Pro Forma | Natural Gas Liquids
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume)		12,800,000
Proved underdeveloped reserves		1,600,000
Pro Forma | Natural Gas
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume) | Bcf		316,900,000
Proved underdeveloped reserves | Bcf		106,500,000
Permian Basin Sale
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (energy) | MMBoe		(16,700,000)
Proved undeveloped reserves (energy) | MMBoe		(13,700,000)
Permian Basin Sale | Oil
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume)		(13,200,000)
Proved underdeveloped reserves		(11,000,000.0)
Permian Basin Sale | Natural Gas Liquids
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume)		0
Proved underdeveloped reserves		0
Permian Basin Sale | Natural Gas
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume) | Bcf		(20,800,000)
Proved underdeveloped reserves | Bcf		(16,300,000)
Williston Basin Acquisition
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (energy) | MMBoe		66,400,000
Proved undeveloped reserves (energy) | MMBoe		13,800,000
Williston Basin Acquisition | Oil
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume)		41,100,000
Proved underdeveloped reserves		10,700,000
Williston Basin Acquisition | Natural Gas Liquids
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume)		12,800,000
Proved underdeveloped reserves		1,600,000
Williston Basin Acquisition | Natural Gas
Oil and Gas Exploration and Production Industries [Line Items]
Proved developed reserves (volume) | Bcf		75,000,000.0
Proved underdeveloped reserves | Bcf		9,300,000